Impairment of Long-Lived Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Indefinite-lived Intangible Assets [Line Items]
Estimated aggregate fair value of long-lived assets impaired during current period	$ 8,395